ACCOUNTS RECEIVABLE, NET - Schedule of the Movement in the allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at the beginning of the year	¥ 24,743	$ 3,390	¥ 47,962	¥ 32,265
Provision for expected credit losses	344,780	47,235	550,891	323,848
Write-offs charged against the allowance for credit losses	(253,047)	(34,667)	(497,391)	(273,286)
Recoveries during the year	(58,864)	(8,065)	(76,719)	(34,865)
Balance at the end of the year	¥ 57,612	$ 7,893	¥ 24,743	¥ 47,962